UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455
Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2005

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments February 28, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)

	Bermuda (2.8%)
	Industrial Conglomerates
220,461	Tyco International Ltd.	$7,381,034

	Information Technology Services
117,979	Accenture Ltd. (ADR) *	3,014,363

	Total Bermuda	10,395,397

	France (5.0%)
	Electrical Products
52,216	Schneider Electric S.A.	4,161,502

	Integrated Oil
27,280	Total S.A.	6,484,163

	Major Banks
53,652	BNP Paribas S.A.	3,887,664

	Major Telecommunications
129,733	France Telecom S.A.	3,914,302

	Total France	18,447,631

	Germany (2.7%)
	Major Telecommunications
139,512	Deutsche Telekom AG (Registered Shares) *	2,919,141

	Motor Vehicles
63,855	Bayerische Motoren Werke (BMW) AG	2,729,585

	Multi-Line Insurance
33,165	Allianz AG (Registered Shares)	4,187,616

	Total Germany	9,836,342

	Hong Kong (0.9%)
	Real Estate Development
372,000	Sun Hung Kai Properties Ltd.	3,454,229

	Italy (1.7%)
	Integrated Oil
114,873	ENI SpA	2,999,727

	Major Banks
526,422	UniCredito Italiano SpA	3,069,095

	Total Italy	6,068,822

	Japan (9.6%)
	Chemicals: Specialty
82,400	Shin-Etsu Chemical Co., Ltd.	3,369,072
1,058,000	Sumitomo Chemical Co., Ltd.	5,626,644
		8,995,716

	Electric Utilities
118,400	Tokyo Electric Power Co., Inc.	2,901,096

	Electronic Equipment/Instruments
77,300	Canon, Inc.	4,089,638

	Electronics/Appliances
97,500	Sony Corp.	3,695,589

	Household/Personal Care
157,000	Kao Corp.	3,727,441

	Major Banks
567,000	Sumitomo Trust & Banking Co., Ltd. (The)	3,905,617

	Motor Vehicles
121,300	Toyota Motor Corp.	4,717,077

	Pharmaceuticals: Major
62,700	Takeda Pharmaceutical Co., Ltd. (Japan)	2,997,600

	Total Japan	35,029,774

	Netherlands (6.5%)
	Air Freight/Couriers
147,217	TPG N.V.	4,109,882

	Food Retail
580,503	Koninklijke Ahold NV *	5,236,448

	Food: Specialty/Candy
87,445	Royal Numico NV *	3,525,961

	Integrated Oil
95,237	Royal Dutch Petroleum Co.	5,990,225

	Publishing: Books/Magazines
251,451	Wolters Kluwer NV (Share Certificates)	4,852,348

	Total Netherlands	23,714,864

	South Korea (1.0%)
	Wireless Telecommunications
175,844	SK Telecom Co., Ltd. (ADR)	3,745,477

	Spain (3.2%)
	Major Banks
208,635	Banco Bilbao Vizcaya Argentaria, S.A.	3,601,761

	Major Telecommunications
243,950	Telefonica S.A.	4,477,346

	Tobacco
85,042	Altadis, S.A.	3,567,845

	Total Spain	11,646,952

	Sweden (1.5%)
	Industrial Machinery
125,497	Sandvik AB	5,454,607

	Switzerland (3.3%)
	Financial Conglomerates
68,161	UBS AG (Registered Shares)	5,916,083

	Pharmaceuticals: Major
118,712	Novartis AG (Registered Shares)	5,951,455

	Total Switzerland	11,867,538

	United Kingdom (10.6%)
	Cable/Satellite TV
594,301	British Sky Broadcasting Group PLC	6,460,057

	Hotels/Resorts/Cruiselines
55,597	Carnival PLC	3,203,477

	Life/Health Insurance
598,811	Prudential PLC	5,454,254

	Major Banks
206,960	HSBC Holdings PLC	3,455,185
154,937	Royal Bank of Scotland Group PLC	5,307,415
		8,762,600

	Pharmaceuticals: Major
409,699	GlaxoSmithKline PLC	9,824,327

	Wireless Telecommunications
1,919,864	Vodafone Group PLC	5,034,893

	Total United Kingdom	38,739,608

	United States (49.5%)
	Advertising/Marketing Services
191,545	Interpublic Group of Companies, Inc. (The) *	2,516,901

	Aluminum
126,533	Alcoa, Inc.	4,064,240

	Biotechnology
55,181	Amgen Inc. *	3,399,701
76,878	Genentech, Inc. *	3,628,642
		7,028,343

	Casino/Gaming
147,554	GTECH Holdings Corp.	3,445,386
192,058	International Game Technology	5,850,087
42,410	Las Vegas Sands Corp. *	2,031,439
		11,326,912

	Computer Communications
277,368	Cisco Systems, Inc. *	4,831,751

	Department Stores
30,535	Kohl’s Corp. *	1,461,710

	Discount Stores
117,447	Target Corp.	5,968,657

	Electric Utilities
133,725	American Electric Power Co., Inc.	4,466,415

	Electronic Equipment/Instruments
169,338	Xerox Corp. *	2,641,673

	Finance/Rental/Leasing
68,000	Freddie Mac	4,216,000

	Financial Conglomerates
211,378	Citigroup, Inc.	10,086,958
66,406	State Street Corp.	2,911,903
		12,998,861

	Home Improvement Chains
74,769	Lowe’s Companies, Inc.	4,394,922

	Industrial Conglomerates
197,920	General Electric Co.	6,966,784

	Information Technology Services
51,373	International Business Machines Corp.	4,756,112

	Insurance Brokers/Services
76,044	Willis Group Holdings Ltd.	3,007,540

	Integrated Oil
112,932	ChevronTexaco Corp.	7,010,819

	Internet Retail
103,772	IAC/InterActiveCorp. *	2,334,870

	Investment Banks/Brokers
45,493	Goldman Sachs Group, Inc. (The)	4,949,638
79,186	Merrill Lynch & Co., Inc.	4,638,716
255,143	Schwab (Charles) Corp. (The)	2,679,002
		12,267,356

	Investment Managers
74,502	Franklin Resources, Inc.	5,229,295

	Major Banks
147,496	Bank of America Corp.	6,880,688

	Major Telecommunications
39,976	Sprint Corp.	946,632
25,745	Verizon Communications Inc.	926,048
		1,872,680

	Managed Health Care
35,121	Aetna, Inc.	5,128,368

	Media Conglomerates
109,815	News Corp Inc. (Class A)	1,827,322

	Multi-Line Insurance
49,907	American International Group, Inc.	3,333,788

	Oil & Gas Production
11,900	Kerr-McGee Corp.	924,154

	Oilfield Services/Equipment
18,200	BJ Services Co.	909,272

	Other Consumer Services
82,400	Coinstar, Inc. *	1,928,984

	Packaged Software
363	Computer Associates International, Inc.	9,834
35,507	Mercury Interactive Corp. *	1,629,061
142,833	Microsoft Corp.	3,596,535
431,640	Oracle Corp. *	5,572,472
98,488	Symantec Corp. *	2,167,721
		12,975,623

	Pharmaceuticals: Major
178,376	Bristol-Myers Squibb Co.	4,464,751
54,829	Johnson & Johnson	3,596,782
143,375	Pfizer, Inc.	3,769,329
166,003	Schering-Plough Corp.	3,145,757
		14,976,619

	Publishing: Newspapers
65,779	New York Times Co. (The) (Class A)	2,411,458

	Pulp & Paper
87,342	Bowater, Inc.	3,391,490

	Regional Banks
31,520	U.S. Bancorp	937,720

	Restaurants
62,436	Outback Steakhouse, Inc.	2,804,001

	Semiconductors
83,039	Marvell Technology Group Ltd. *	3,038,397

	Specialty Stores
117,767	PETsMART, Inc.	3,591,894

	Telecommunication Equipment
50,018	QUALCOMM Inc.	1,806,150

	Tobacco
71,493	Altria Group, Inc.	4,693,515

	Total United States	180,921,284

	Total Common Stocks
	(Cost $332,923,081)	359,322,525

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	Telecommunication Equipment
141,033	Lucent Technologies Inc. *	12/10/2007	125,519
	(Cost $0)

PRINCIPAL AMOUNT IN THOUSANDS
	Short Term Investment (1.5%)
	REPURCHASE AGREEMENT
$5,540	Joint repurchase agreement account 2.62% due 03/01/05 (dated 02/28/05; proceeds $5,540,403)
	(a) (Cost $5,540,000)		5,540,000

	TOTAL INVESTMENTS
	(Cost $338,463,081) (b) (c)	99.8%	364,988,044
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	813,869
	NET ASSETS	100.0%	$365,801,913

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $31,666,521 in connection with open forward foreign currency contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $38,961,505 and the aggregate gross unrealized depreciation is $12,436,542, resulting in net unrealized appreciation of $26,524,963.

Morgan Stanley Global Advantage Fund

Forward Foreign Currency Contracts Open at February 28, 2005:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	1,895,480		$2,495,589	03/01/05	$(12,889)
EUR	1,126,478		$1,492,696	03/01/05	1,915
JPY	134,804,705		$1,291,975	03/02/05	2,718
EUR	5,888,935	AUD	10,000,000	05/04/05	76,671
EUR	8,436,341	CAD	13,650,000	05/04/05	(111,138)
CHF	895,662		$755,626	05/04/05	(18,220)
	$1,512,384	DKK	8,610,000	05/04/05	20,322
EUR	2,930,235	GBP	2,040,000	05/04/05	24,237
	$1,018,766	EUR	780,000	05/04/05	14,799
	$4,445,000	EUR	3,395,942	05/04/05	54,907
	$1,750,000	EUR	1,317,340	05/04/05	(4,416)
GBP	216,622		$406,398	05/04/05	(8,480)
JPY	273,315,905		$2,653,746	05/06/05	26,079
	Net unrealized appreciation				$66,505

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
CHF	Swiss Franc.

Morgan Stanley Global Advantage Fund

Summary of Investments February 28, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Pharmaceuticals: Major	$33,750,001	9.2%
Major Banks	30,107,425	8.2
Integrated Oil	22,484,934	6.1
Financial Conglomerates	18,914,944	5.2
Industrial Conglomerates	14,347,818	4.0
Major Telecommunications	13,183,469	3.6
Packaged Software	12,975,623	3.6
Investment Banks/Brokers	12,267,356	3.4
Casino/Gaming	11,326,912	3.1
Chemicals: Specialty	8,995,716	2.5
Wireless Telecommunications	8,780,370	2.4
Tobacco	8,261,360	2.3
Information Technology Services	7,770,475	2.1
Multi-Line Insurance	7,521,404	2.1
Motor Vehicles	7,446,662	2.0
Electric Utilities	7,367,511	2.0
Biotechnology	7,028,343	1.9
Electronic Equipment/Instruments	6,731,311	1.8
Cable/Satellite TV	6,460,057	1.8
Discount Stores	5,968,657	1.6
Repurchase Agreement	5,540,000	1.5
Industrial Machinery	5,454,607	1.5
Life/Health Insurance	5,454,254	1.5
Food Retail	5,236,448	1.4
Investment Managers	5,229,295	1.4
Managed Health Care	5,128,368	1.4
Publishing: Books/Magazines	4,852,348	1.3
Computer Communications	4,831,751	1.3
Home Improvement Chains	4,394,922	1.2
Finance/Rental/Leasing	4,216,000	1.2
Electrical Products	4,161,502	1.1
Air Freight/Couriers	4,109,882	1.1
Aluminum	4,064,240	1.1
Household/Personal Care	3,727,441	1.0
Electronics/Appliances	3,695,589	1.0
Specialty Stores	3,591,894	1.0
Food: Specialty/Candy	3,525,961	1.0
Real Estate Development	3,454,229	0.9
Pulp & Paper	3,391,490	0.9
Hotels/Resorts/Cruiselines	3,203,477	0.9
Semiconductors	3,038,397	0.8
Insurance Brokers/Services	3,007,540	0.8
Restaurants	2,804,001	0.8
Advertising/Marketing Services	2,516,901	0.7
Publishing: Newspapers	2,411,458	0.7
Internet Retail	2,334,870	0.6
Telecommunication Equipment	1,931,669	0.5
Other Consumer Services	1,928,984	0.5
Media Conglomerates	1,827,322	0.5
Department Stores	1,461,710	0.4
Regional Banks	937,720	0.3
Oil & Gas Production	924,154	0.3
Oilfield Services/Equipment	909,272	0.3

	$364,988,044	99.8%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005